Intangible assets, net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2016 CNY (¥)
Intangible assets, net
Amortization expenses	¥ 621,200	$ 95,199	¥ 477,323	¥ 138,918
Impairment of Intangible assets	213,400		¥ 0	¥ 0
Zhonghuan
Intangible assets, net
Impairment of Intangible assets	¥ 213,400
Trademark and domain name
Intangible assets, net
Impairment of Intangible assets					¥ 53,300